BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATIONS

The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:

	September 30, 2025	September 30, 2024
Average rate	US$1=HK$7.81	US$1=HK$7.81

	September 30, 2025	March 31, 2025
Spot rate	US$1=HK$7.78	US$1=HK$7.78

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	March 31, 2025	March 31, 2024	March 31, 2023
Year-end spot rate	US$1=HK$7.78	US$1=HK$7.82	US$1=HK$7.85
Average rate	US$1=HK$7.79	US$1=HK$7.82	US$1=HK$7.84

SCHEDULE OF KEY REVENUE STREAMS	The Company’s key revenues streams are as below:
	For the six-month ended September 30,
	2025	2024
Project Income
Design and fit-out	618,943	50,336
Others	15,279	75,255
Total	$634,222	$125,591

The Company’s key revenues streams are as below:

	For the years ended March 31,
	2025	2024	2023
Project Income
Design and fit-out	80,464	427,182	953,553
Application	39,883	44,873	49,191
Project Management	64,684	58,551	39,854
Design-only	16,976	-	56,627
Total	$202,007	$530,606	$1,099,225

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES
Useful Life
Equipment	5-10 years
Hardware	5-10 years